Restructuring Charges And Asset Impairments (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Changes in accrued restructuring charges
Restructuring charges, beginning balance	¥ 36,180	¥ 65,274	¥ 16,562
SME acquisition			11,617
Restructuring costs	62,318	116,472	75,390
Non-cash charges	(8,294)	(31,928)	(10,182)
Cash payments	(66,607)	(110,557)	(27,060)
Adjustments	(3,038)	(3,081)	(1,053)
Restructuring charges, ending balance	20,559	36,180	65,274
Employee termination benefits [Member]
Changes in accrued restructuring charges
Restructuring charges, beginning balance	27,218	53,813	10,893
SME acquisition			8,980
Restructuring costs	38,264	65,133	56,385
Cash payments	(47,521)	(88,803)	(21,900)
Adjustments	(2,376)	(2,925)	(545)
Restructuring charges, ending balance	15,585	27,218	53,813
Non-cash write-downs and disposals [Member]
Changes in accrued restructuring charges
Restructuring charges, beginning balance	0	0	0
Restructuring costs	8,294	31,928	10,182
Non-cash charges	(8,294)	(31,928)	(10,182)
Restructuring charges, ending balance	0	0	0
Other associated costs [Member]
Changes in accrued restructuring charges
Restructuring charges, beginning balance	8,962	11,461	5,669
SME acquisition			2,637
Restructuring costs	15,760	19,411	8,823
Cash payments	(19,086)	(21,754)	(5,160)
Adjustments	(662)	(156)	(508)
Restructuring charges, ending balance	¥ 4,974	¥ 8,962	¥ 11,461